Share based compensation	12 Months Ended
Dec. 31, 2014
Share based compensation [Abstract]
Share based compensation
18.	Share based compensation

Stock appreciation rights (“SARs”)

As of December 31, 2014, ASC has granted 1,105,838 SARs to certain of its officers and directors under its 2013 Equity Incentive Plan. Under a SAR award, the grantee is entitled to receive the appreciation of a share of our common stock following the grant of the award. Each SAR provides for a payment of an amount equal to the excess, if any, of the fair market value of a share of Ardmore’s common stock at the time of exercise of the SAR over the per share exercise price of the SAR, multiplied by the number of shares for which the SAR is then exercised. Payment under the SAR will be made in the form of shares of Ardmore’s common stock, based on the fair market value of a share of Ardmore’s common stock at the time of exercise of the SAR. The weighted average exercise price for the SARs outstanding as of December 31, 2014 was $13.99 (2013: $14.00).

The SAR awards provide that in no event will the appreciation per share for any portion of the SAR award be deemed to exceed four times (i.e., 400%) the per share exercise price of the SAR. In other words, the fair market value of a share of our common stock for purposes of calculating the amount payable under the SAR is not deemed to exceed five times (i.e., 500%) the per share exercise price of the SAR. Any appreciation in excess of four times the per share exercise price of the SAR will be disregarded for purposes of calculating the amount payable under the SAR.

ASC granted stock appreciation rights to certain employees and officers in August 2013. The SARs vest on a graded time-based schedule (20% on each anniversary of the grant date). Vesting up to July 31, 2016 is subject to certain market conditions being met. On this date the vesting reverts to being solely dependent on time of service. The exercise price is $14 per share, the price of ASC’s common shares sold in the IPO. The total number of units awarded was 1,078,125, with a contractual term of seven years. The grant date fair value was calculated by applying a model based on the Monte Carlo simulation. The model inputs were the grant price, based on the IPO price, a dividend yield of 2.87% based on the initial intended dividend set out at the IPO date, a risk-free rate of return equal to the zero coupon U.S. Treasury bill commensurate with the contractual terms of the units of 2.15%, and expected volatility of 54.89%, based on the average of the most recent historical volatilities in an Ardmore peer group. The weighted average fair value of the units at the issuance date was determined to be $4.28 per unit and the average expected exercise life ranges from 4.9 to 6 years. Ardmore has assumed that none of the units will be forfeited prior to the requisite services being provided. The cost of each tranche is being recognized by Ardmore on a straight line basis. The recognition of share-based compensation costs related to the tranches that vest before July 31, 2016 will be accelerated if the market condition is met and the requisite service period has been completed. Ardmore’s policy for issuing shares, if exercised, is to register and issue new common shares to the beneficiary.

ASC granted SARs to certain employees and officers in March 2014. The SARs vest on a graded time-based schedule (33% on each anniversary of the grant date). Vesting up to July 31, 2016 is subject to certain market conditions being met. On this date the vesting reverts to being solely dependent on time of service. The exercise price is $13.66 per share. The total number of units awarded was 22,118, with a contractual term of seven years. The grant date fair value was calculated by applying a model based on a Monte Carlo simulation. The model inputs were the grant price, a dividend yield of 2.93% based on the publically stated intended dividend, a risk-free rate of return equal to the zero coupon U.S. Treasury bill commensurate with the contractual terms of the units of 2.06%, and expected volatility of 56.31% based on the average of the most recent historical volatilities in an Ardmore peer group. The weighted average fair value of the units at the issuance date was determined to be $4.17 per unit and the average expected exercise life ranges from 4.6 to 5.0 years. Ardmore has assumed that none of the units will be forfeited prior to the requisite services being provided. The cost of each tranche is being recognized by Ardmore on a straight line basis. The recognition of share-based compensation costs related to the tranches that vest before July 31, 2016 will be accelerated if the market condition is met and the requisite service period has been completed. Ardmore’s policy for issuing shares, if exercised, is to register and issue new common shares to the beneficiary.

ASC granted SARs to certain employees and officers in June 2014. The SARs vest on a graded time-based schedule (33% on each anniversary of the grant date). Vesting up to July 31, 2016 is subject to certain market conditions being met. On this date the vesting reverts to being solely dependent on time of service. The exercise price is $13.91 per share. The total number of units awarded was 5,595, with a contractual term of seven years. The grant date fair value was calculated by applying a model based on a Monte Carlo simulation. The model inputs were the grant price, a dividend yield of 2.88% based on the publically stated intended dividend, a risk-free rate of return equal to the zero coupon U.S. Treasury bill commensurate with the contractual terms of the units of 2.2%, and expected volatility of 53.6% based on the average of most recent historical volatilities in an Ardmore peer group. The weighted average fair value of the units at the issuance date was determined to be $4.20 per unit and the average expected exercise life ranges from 4.53 to 5.0 years. Ardmore has assumed that none of the units will be forfeited prior to the requisite services being provided. The cost of each tranche is being recognized by Ardmore on a straight line basis. The recognition of share-based compensation costs related to the tranches that vest before July 31, 2016 will be accelerated if the market condition is met and the requisite service period has been completed. Ardmore’s policy for issuing shares, if exercised, is to register and issue new common shares to the beneficiary.